Segmented Information and Other Additional Disclosures - Schedule of revenues allocated by segment (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Operating Segments Abstract
Vehicle Sales	$ 3,459,311	$ 10,438,713	$ 5,781,853
Revenue from operating and finance leases	8,188,905	2,920,719	264,699
Accretion on promissory note	26,426	39,019	36,009
Rental income	0	0	0
Service revenue	0	33,577	0
Finance income	199,936	68,375	0
EIDL Grant	10,000	0	0
Total	$ 11,884,578	$ 13,500,403	$ 6,082,561